TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,
	2022	2021
Subscribers	16,689	15,240
Handset sales financing	5,630	12,161
Property	2,607	683
Bank commission	2,512	1,208
Bonuses from suppliers	2,467	892
Interconnect	1,658	1,640
Sharing	1,474	2,164
Integration services	1,070	1,584
Roaming	686	800
Dealers	267	161
Factoring	64	282
Other receivables	6,179	6,516
Allowance for ECL	(3,245)	(3,536)

Trade and other receivables, total	38,058	39,795

Less non-current portion	(882)	(1,898)

Trade and other receivables, current	37,176	37,897

Schedule of analysis of the age of trade and other accounts receivables

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2022:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairement based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired
Current	1%	2,602	(29)	No
1 - 30 days past due	3%	12,490	(390)	No
31 - 60 days past due	38%	506	(195)	No
60 - 90 days past due	58%	392	(228)	No
More than 90 days past due	78%	966	(755)	Yes
Total	9%	16,956	(1,597)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	2%	11,158	(187)	No

1 - 30 days past due	0%	2,956	(11)	No
31 - 60 days past due	2%	785	(19)	No
60 - 90 days past due	2%	586	(12)	No
More than 90 days past due	22%	3,231	(713)	Yes

Total	5%	18,716	(942)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	1%	4,628	(68)	No

1 - 30 days past due	21%	123	(25)	No
31 - 60 days past due	41%	63	(25)	No
60 - 90 days past due	52%	58	(30)	No
More than 90 days past due	74%	759	(558)	Yes

Total	13%	5,631	(706)

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2021:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairement based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired

Current	1%	2,560	(27)	No

1 - 30 days past due	3%	10,848	(332)	No
31 - 60 days past due	32%	583	(189)	No
60 - 90 days past due	45%	355	(161)	No
More than 90 days past due	78%	1,055	(818)	Yes

Total	10%	15,401	(1,527)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	2%	9,407	(193)	No

1 - 30 days past due	1%	2,219	(8)	No
31 - 60 days past due	1%	1,119	(16)	No
60 - 90 days past due	5%	624	(31)	No
More than 90 days past due	36%	2,400	(865)	Yes

Total	7%	15,769	(1,113)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	2%	10,948	(180)	No

1 - 30 days past due	12%	289	(34)	No
31 - 60 days past due	47%	94	(45)	No
60 - 90 days past due	58%	74	(43)	No
More than 90 days past due	78%	756	(594)	Yes

Total	7%	12,161	(896)

Schedule of changes in the allowance for expected credit losses

	2022	2021	2020
Balance, beginning of the year	(3,536)	(4,623)	(4,203)

Allowance for ECL	(2,203)	(1,135)	(3,382)
Accounts receivable written off	2,522	2,232	2,719
Disposal/(Acquisition) of subsidiaries	(28)	(10)	243

Balance, end of the year	(3,245)	(3,536)	(4,623)